Intangible Asset, Net (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		93 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014 Units	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Patent, amortization period			15 years
Amortization expense	$ 7,652	$ 8,250	$ 22,955	$ 23,553	$ 30,609	$ 30,610	$ 168,363
Patents, units			20
Patents expiration date			patents will expire during the years of 2023 to 2028.
United States [Member]
Patents, units			13
China, India, Japan And Hong Kong [Member]
Patents, units			7